Nationwide HighMark Large Cap Core Equity Fund
FUND SUMMARY: NATIONWIDE HIGHMARK LARGE CAP CORE EQUITY FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in the Fund. More information about sales charges is available from your financial professional and in “Investing With Nationwide Funds” commencing on page 56 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 116 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Nationwide HighMark Large Cap Core Equity Fund Class T Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nationwide HighMark Large Cap Core Equity Fund Class T Shares
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver/Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.32%
[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.82% until at least March 22, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Nationwide HighMark Large Cap Core Equity Fund | Class T shares | USD ($)	381	674	989	1,881

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.58% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of large-cap U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund considers large-cap companies as those whose capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000® Index.

The subadviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe. The subadviser selects securities using information-based analysis that takes into account activities of management, investors, and the market. The subadviser seeks to manage portfolio risk using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. The subadviser’s portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors with stocks that positively contribute to the overall risk profile. Investments are sold when, as determined by the subadviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

The Fund may invest in futures, which are derivative instruments, to reduce the impact of any cash exposure on the Fund’s performance or to reduce active risk in the portfolio. The Fund may invest up to 20% of the Fund’s net assets in foreign securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

        Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Large Cap Core Equity Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Since Class T shares are new, the bar chart shows changes in the performance of the Fund’s Class A shares, which are described in a separate prospectus, from year to year. Annual returns for Class T shares are substantially similar to those of the Class A shares because the shares of these classes are invested in the same portfolio of securities. Because Class T shares may have higher expenses than Class A shares, performance for Class T shares could have been lower than that shown in the bar chart.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Highest quarter: 17.24% – 2nd qtr. 2009 Lowest quarter: -22.46% – 4th qtr. 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans. Historical performance for Class A shares is based on the previous performance of Class A shares of the Predecessor Fund.

Class T shares have not commenced operations as of the date of this Prospectus. Therefore, pre-inception historical performance for Class T shares is based on the previous performance of Class A shares, which are featured in a separate prospectus. Performance for Class T shares has been adjusted to reflect the difference in sales charges, but not differing expenses. Therefore, performance for Class T shares could have been lower than the performance shown below.
Average Annual Total Returns For the Periods Ended December 31, 2016:
Average Annual Total Returns - Nationwide HighMark Large Cap Core Equity Fund	1 Year	5 Years	10 Years
Class T shares	6.43%	12.80%	5.24%
Class A shares	2.94%	12.09%	4.90%
Class A shares | After Taxes on Distributions	0.96%	10.97%	4.23%
Class A shares | After Taxes on Distributions and Sales of Shares	3.30%	9.60%	3.87%
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	12.05%	14.69%	7.08%